Capital stock - Treasury Shares (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury Shares [Line Items]
Total Treasury shares (in shares)	846,017,932	857,134,276	870,109,128	679,702,740
Treasury shares
Treasury Shares [Line Items]
Treasury shares (in shares)	29,870,992	18,937,036	5,721,638
Shares in Long-term incentive plan trust (in shares)	8,605,614	8,415,124	8,655,670
Total Treasury shares (in shares)	38,476,606	27,352,160	14,377,308